Medical Payables (Detail) (USD $)	2 Months Ended	12 Months Ended		9 Months Ended
	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013	Dec. 31, 2014
Medical Payables [Line Items]
Balance, beginning of period	$ 285,625	$ 0	$ 0
Incurred health care costs:
Current year	167,000	288,601	0
Prior years	0	0	0
Total incurred health care costs	167,000	288,601	0
Claims paid:
Current year		(2,976)	0
Prior years		0	0
Total claims paid	0	(2,976)	0
Accrual for net deficit from full risk capitation contracts	99,936
Balance, end of period	552,561	285,625	0
IBNR
Medical Payables [Line Items]
Balance, beginning of period				274,000
Incurred health care costs:
Current year				2,915,103
Prior years				0
Total incurred health care costs				2,915,103
Acquired medical liabilities (see Note 3 )				292,309
Claims paid:
Current year				(1,929,702)
Prior years				(80,661)
Total claims paid				(2,010,363)
Adjustments				(231,438)
Balance, end of period				1,239,611
Accrual Risk-pool Liability
Medical Payables [Line Items]
Balance, beginning of period				278,561
Incurred health care costs:
Acquired medical liabilities (see Note 3 )				128,848
Claims paid:
Accrual for net deficit from full risk capitation contracts				573,203
Adjustments				(414,669)
Balance, end of period				$ 565,943